Rendering of services (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 7,954,522	₨ 4,189,897	₨ 3,827,265
Contract assets			190,598
Increase in contract liabilities due to advances received from customers		622,178	525,638
Decrease in contract liabilities due to recognized in revenue	520,441	344,841
Decrease in contract liabilities due to refunded to customers	9,103	9,662
Increase in contract liabilities	88,046
Air ticketing services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			₨ 185,991
Contract assets		185,991
Advances from customer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in contract liabilities due to advances received from customers	₨ 1,027,588	₨ 622,178